UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Rivanna Capital, LLC
Address:   600 Peter Jefferson Parkway, Suite 370
           Charlottesville, VA  22911


Form 13F File Number: 28-11576
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Craig F. Colberg
Title:  Member
Phone:  434-220-0430

Signature,  Place,  and  Date  of  Signing:

Craig F. Colberg
Charlottesville, VA
10/31/2006

Report  Type  (Check  only  one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           22

Form 13F Information Table Value Total:     $208,592
List of Other Included Managers:     None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AFFILIATED MGR GP              COM              008252108    15211  151939 SH       SOLE    N/A         0 SHARED    0
ARMOR HOLDINGS                 COM              042260109     9773  170463 SH       SOLE    N/A         0 SHARED    0
ATP OIL & GAS CORP             COM              002081100     7298  197551 SH       SOLE    N/A         0 SHARED    0
CERADYNE INC                   COM              156710106     7423  180652 SH       SOLE    N/A         0 SHARED    0
CHEMTURA                       COM              163893100     6008  692970 SH       SOLE    N/A         0 SHARED    0
CHIQUITA BRANDS INTL           COM              170032106    10062  752042 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMERICA       COM              22025Y100    13767  318321 SH       SOLE    N/A         0 SHARED    0
CSK AUTO CORP                  COM              125965103     9564  678315 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES INC COM       COM              23330X100    12722  291326 SH       SOLE    N/A         0 SHARED    0
FIRST CASH FINL SVCS INC       COM              31942D107     2992  145328 SH       SOLE    N/A         0 SHARED    0
JOS A BANK CLOTHIERS INC       COM              480838101     7046  235178 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104    11235  573484 SH       SOLE    N/A         0 SHARED    0
LOUISIANA PAC CORP             COM              546347105     5819  310000 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102    13670  580941 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     8092  292454 SH       SOLE    N/A         0 SHARED    0
ORBOTECH LTD                   COM              M75253100     5328  224830 SH       SOLE    N/A         0 SHARED    0
PENN NAT'L GAMING INC          COM              707569100    11047  302500 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICE        COM              740585104    10921 1258140 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    11963 1280805 SH       SOLE    N/A         0 SHARED    0
SOURCE INTERLINK COS INC       COM              836151209     9795 1031025 SH       SOLE    N/A         0 SHARED    0
UNITED INDL CORP COM           COM              91067110      8802  164528 SH       SOLE    N/A         0 SHARED    0
W & T OFFSHORE                 COM              92922P106    10054  344200 SH       SOLE    N/A         0 SHARED    0